Income Taxes (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2017	May 31, 2019	May 31, 2018
Income Tax Disclosure [Abstract]
Income tax provisions
Change in valuation allowance		$ 379,000
Corporate income tax rate	35.00%	21.00%	28.00%
Federal net operating loss carry forwards		$ 1,434,000	$ 9,500